CONSOLIDATED BALANCE SHEETS (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents (Note 11)	333	47
Accounts receivable, net (Note 12)	546	518
Materials and supplies	136	138
Deferred income taxes (Note 7)	254	101
Other current assets	60	52
Total current assets	1,329	856
Investments (Note 13)	83	167
Properties (Note 14)	13,013	12,752
Goodwill and intangible assets (Note 15)	161	192
Other assets (Note 16)	141	143
Total assets	14,727	14,110
Current liabilities
Short-term borrowing (Note 18)		27
Accounts payable and accrued liabilities (Note 17)	1,176	1,133
Long-term debt maturing within one year (Note 18)	54	50
Total current liabilities	1,230	1,210
Pension and other benefit liabilities (Note 23)	1,366	1,372
Other long-term liabilities (Note 20)	306	365
Long-term debt (Note 18)	4,636	4,695
Deferred income taxes (Note 7)	2,092	1,819
Total liabilities	9,630	9,461
Shareholders' equity
Share capital (Note 22) Authorized unlimited common shares without par value. Issued and outstanding are 173.9 million and 170.0 million at December 31, 2012 and 2011, respectively.	2,127	1,854
Authorized unlimited number of first and second preferred shares; none outstanding.
Additional paid-in capital	41	86
Accumulated other comprehensive loss (Note 9)	(2,768)	(2,736)
Retained earnings	5,697	5,445
Total Shareholders' equity	5,097	4,649
Total liabilities and shareholders' equity	14,727	14,110
Commitments and contingencies (Note 26)